EQUITY - Share Capital (Details) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2017 £ / shares	Dec. 31, 2017 USD ($) $ / shares shares
Allotted, issued and fully paid
Balance at beginning of period	$ 3,958,000,000	$ 3,966,000,000	$ 4,040,000,000
Balance at end of period	$ 4,644,000,000	$ 3,958,000,000	$ 3,966,000,000
Ordinary shares
Share capital
Par value per share | $ / shares					$ 0.2
Number of shares authorised | shares		1,223,591	1,223,591		1,223,591
Value of shares authorized		$ 245,000,000	$ 245,000,000		$ 245,000,000
Allotted, issued and fully paid
Number of shares - Beginning balance | shares	903,723	915,447	917,942
Share options (in shares) | shares	655	1,283	1,855
Shares cancelled (in shares) | shares	(13,523)	(13,007)	(4,350)
Number of shares - Ending balance | shares	890,855	903,723	915,447
Balance at beginning of period	$ 180,000,000	$ 183,000,000	$ 184,000,000
Shares cancelled	(2,000,000)	(3,000,000)	(1,000,000)
Balance at end of period	$ 178,000,000	$ 180,000,000	$ 183,000,000
Deferred Shares
Share capital
Par value per share | £ / shares				£ 1.00
Number of shares authorised | shares		50	50		50
Allotted, issued and fully paid
Number of shares - Beginning balance | shares	50	50	50
Number of shares - Ending balance | shares	50	50	50
Further distribution to each share of any class other than deferred shares in case of winding up					$ 1,000
Share capital
Share capital
Value of shares authorized		$ 245,000,000	$ 245,000,000		$ 245,000,000
Allotted, issued and fully paid
Balance at beginning of period	$ 180,000,000	183,000,000	184,000,000
Shares cancelled	(2,000,000)	(3,000,000)	(1,000,000)
Balance at end of period	$ 178,000,000	$ 180,000,000	$ 183,000,000